Other payables and accrued liabilities	12 Months Ended
Jun. 30, 2012
Other Payables and Accrued Liabilities [Abstract]
Other payables and accrued liabilities

Note 16 – Other payables and accrued liabilities

Other payables mainly consisted of accrued salaries, utilities, professional services, and other general and administrative expenses.

Other payables and accrued liabilities consisted of the following:

	June 30, 2012	June 30, 2011

Other payables	$571,919	$-
Accrued liabilities	230,109	1,271,585
Total	$802,028	$1,271,585